Statements of Stockholder's Equity (Deficit) - USD ($) $ in Thousands	Total	Initial Public Offering	Private Placement	Common Stock	Common Stock Initial Public Offering	Common Stock Private Placement	Additional Paid-in Capital	Additional Paid-in Capital Initial Public Offering	Additional Paid-in Capital Private Placement	Accumulated Deficit	Other Comprehensive Income
Balance at Dec. 31, 2013	$ (29,914)			$ 0			$ 890			$ (30,804)	$ 0
Balance (in shares) at Dec. 31, 2013				2,061
Increase (Decrease) in Stockholders' Equity (Deficit)
Exercise of stock options	209			$ 0			209
Exercise of stock options (in shares)				80,816
Issuance of common stock	4			$ 0			4
Issuance of common stock (in shares)				448
Stock-based compensation	408						408
Series C dividends	(2,824)						(1,511)			(1,313)
Net loss	(15,834)									(15,834)
Balance at Dec. 31, 2014	(47,951)			$ 0			0			(47,951)	0
Balance (in shares) at Dec. 31, 2014				83,325
Increase (Decrease) in Stockholders' Equity (Deficit)
Exercise of stock options	67			$ 1			66
Exercise of stock options (in shares)				28,516
Issuance of common stock		$ 43,664	$ 16,616		$ 7	$ 2		$ 43,657	$ 16,614
Issuance of common stock (in shares)					6,954,962	2,395,010
Stock-based compensation	985						985
Accretion of convertible preferred stock	(449)						(180)			(269)
Series C & Series D dividends	(3,871)						(551)			(3,320)
Conversion of preferred stock	100,938			$ 11			100,927
Conversion of preferred stock (in shares)				11,368,742
Net loss	(24,983)									(24,983)
Balance at Dec. 31, 2015	$ 85,016			$ 21			161,518			(76,523)	0
Balance (in shares) at Dec. 31, 2015	20,830,555			20,830,555
Increase (Decrease) in Stockholders' Equity (Deficit)
Exercise of stock options	$ 9			$ 0			9
Exercise of stock options (in shares)				5,313
Issuance of stock under Employee Stock Purchase Plan	7			$ 0			7
Issuance of stock under Employee Stock Purchase Plan (in shares)				5,525
Stock-based compensation	1,592						1,592
Other comprehensive loss	(4)										(4)
Net loss	(26,268)									(26,268)
Balance at Dec. 31, 2016	$ 60,352			$ 21			$ 163,126			$ (102,791)	$ (4)
Balance (in shares) at Dec. 31, 2016	20,841,393			20,841,393
Increase (Decrease) in Stockholders' Equity (Deficit)
Net loss	$ (4,977)
Balance at Mar. 31, 2017	$ 55,751
Balance (in shares) at Mar. 31, 2017	20,856,693